PPTY - U.S. Diversified Real Estate ETF
Schedule of Investments
November 30, 2019 (Unaudited)

Shares		Security Description	Value
COMMON STOCKS - 99.8%
		Health Care Facilities - 0.2%
3,505		National HealthCare Corporation	$297,925
		Hotels, Resorts & Cruise Lines - 4.1%
4,655		Choice Hotels International, Inc.	452,699
10,381		Extended Stay America, Inc.	153,224
13,839		Hilton Worldwide Holdings, Inc.	1,453,095
6,794		Hyatt Hotels Corporation - Class A	548,955
14,432		Marriott International, Inc.	2,025,675
7,941		Wyndham Hotels & Resorts, Inc.	460,022
			5,093,670
		Diversified REITs - 9.7%
7,215		Alexander & Baldwin, Inc.	156,421
38,779		American Assets Trust, Inc.	1,843,166
6,916		Armada Hoffler Properties, Inc.	124,903
49,880		Empire State Realty Trust, Inc. - Class A	696,325
25,982		Essential Properties Realty Trust, Inc.	677,870
27,364		Liberty Property Trust	1,686,170
16,989		PS Business Parks, Inc.	3,000,087
225,368		VEREIT, Inc.	2,199,592
4,196		Washington Real Estate Investment Trust	130,370
18,684		WP Carey, Inc.	1,558,619
			12,073,523
		Health Care REITs - 7.0%
14,627		CareTrust REIT, Inc.	305,412
6,924		Community Healthcare Trust, Inc.	329,582
13,846		Healthcare Realty Trust, Inc.	459,549
20,209		Healthcare Trust of America, Inc.	613,343
32,044		Healthpeak Properties, Inc.	1,117,695
7,438		LTC Properties, Inc.	348,173
18,194		Medical Properties Trust, Inc.	377,707
5,294		National Health Investors, Inc.	428,761
19,021		Omega Healthcare Investors, Inc.	799,453
25,024		Physicians Realty Trust	480,211
5,585		Sabra Health Care REIT, Inc.	124,434
22,276		Ventas, Inc.	1,298,914
23,220		Welltower, Inc.	1,963,714
			8,646,948
		Hotel & Resort REITs - 2.9%
24,921		Apple Hospitality REIT, Inc.	405,215
4,824		Chatham Lodging Trust	88,279
32,921		DiamondRock Hospitality Company	339,086
41,121		Host Hotels & Resorts, Inc.	719,207
25,159		Park Hotels & Resorts, Inc.	595,011
3,335		Pebblebrook Hotel Trust	87,377
5,141		RLJ Lodging Trust	87,860
5,402		Ryman Hospitality Properties, Inc.	482,020
10,085		Summit Hotel Properties, Inc.	122,230
25,781		Sunstone Hotel Investors, Inc.	360,934
16,066		Xenia Hotels & Resorts, Inc.	338,350
			3,625,569
		Industrial REITs - 13.8%
3,510		Americold Realty Trust	132,046
51,393		Duke Realty Corporation	1,808,006
10,253		EastGroup Properties, Inc.	1,396,356
31,216		First Industrial Realty Trust, Inc.	1,329,177
1,107		Innovative Industrial Properties, Inc.	85,693
11,965		Lexington Realty Trust	132,572
79,063		Monmouth Real Estate Investment Corporation	1,212,036
50,568		Prologis, Inc.	4,629,501
6,658		Rexford Industrial Realty, Inc.	318,652
62,369		STAG Industrial, Inc.	1,932,815
71,067		Terreno Realty Corporation	4,101,987
			17,078,841
		Office REITs - 17.2%
10,570		Alexandria Real Estate Equities, Inc.	1,717,836
14,646		Boston Properties, Inc.	2,029,057
8,485		Brandywine Realty Trust	130,924
33,768		Columbia Property Trust, Inc.	701,024
39,028		Corporate Office Properties Trust	1,138,837
24,501		Cousins Properties, Inc.	992,046
25,583		Douglas Emmett, Inc.	1,127,443
104,683		Easterly Government Properties, Inc.	2,434,927
38,258		Equity Commonwealth	1,256,775
40,346		Highwoods Properties, Inc.	1,958,798
51,125		Hudson Pacific Properties, Inc.	1,830,275
4,349		JBG SMITH Properties	173,438
18,482		Kilroy Realty Corporation	1,538,442
4,897		Mack-Cali Realty Corporation	104,747
8,364		Paramount Group, Inc.	113,667
114,508		Piedmont Office Realty Trust, Inc.	2,532,916
1,526		SL Green Realty Corporation	130,214
20,771		Vornado Realty Trust	1,341,183
			21,252,549
		Residential REITs - 22.0%
12,369		American Campus Communities, Inc.	594,207
103,842		American Homes 4 Rent - Class A	2,773,620
50,675		Apartment Investment & Management Company - Class A	2,724,795
20,289		AvalonBay Communities, Inc.	4,350,165
16,924		Camden Property Trust	1,887,872
18,436		Equity LifeStyle Properties, Inc.	1,365,739
45,221		Equity Residential	3,848,307
5,734		Essex Property Trust, Inc.	1,790,040
7,730		Invitation Homes, Inc.	235,997
28,467		Mid-America Apartment Communities, Inc.	3,874,643
9,020		Sun Communities, Inc.	1,485,684
47,256		UDR, Inc.	2,270,651
			27,201,720
		Retail REITs - 13.6%
40,758		Acadia Realty Trust	1,095,575
4,787		Agree Realty Corporation	357,972
1,928		Alexander’s, Inc.	629,222
6,296		Brixmor Property Group, Inc.	138,134
13,331		Federal Realty Investment Trust	1,760,625
23,059		Getty Realty Corporation	773,860
33,226		Kimco Realty Corporation	718,346
16,986		National Retail Properties, Inc.	946,800
19,079		Realty Income Corporation	1,462,024
19,042		Regency Centers Corporation	1,238,492
72,210		Retail Opportunity Investments Corporation	1,317,110
53,619		Retail Properties of America, Inc.	762,998
9,803		RPT Realty	144,888
2,472		Saul Centers, Inc.	131,362
2,896		Seritage Growth Properties - Class A	122,443
15,900		Simon Property Group, Inc.	2,404,240
29,927		SITE Centers Corporation	433,642
16,377		Spirit Realty Capital, Inc.	858,155
6,965		Tanger Factory Outlet Centers, Inc.	106,007
3,484		The Macerich Company	93,824
6,801		Urban Edge Properties	140,985
21,436		Urstadt Biddle Properties, Inc. - Class A	522,395
20,858		Weingarten Realty Investors	664,119
			16,823,218
		Specialized REITs - 9.3%
7,279		CoreSite Realty Corporation	825,366
9,554		CubeSmart	294,645
17,526		CyrusOne, Inc.	1,091,870
22,643		Digital Realty Trust, Inc.	2,738,671
6,688		Equinix, Inc.	3,791,092
4,918		Extra Space Storage, Inc.	521,554
2,908		Life Storage, Inc.	318,484
4,040		National Storage Affiliates Trust	135,340
4,382		Public Storage	923,200
16,900		QTS Realty Trust, Inc. - Class A	896,883
			11,537,105
		TOTAL COMMON STOCKS (Cost $104,267,271)	123,631,068

SHORT-TERM INVESTMENTS - 0.1%
		Money Market Funds - 0.1%
136,500		First American Government Obligations Fund - Class X, 1.559% (a)	136,500
		TOTAL SHORT-TERM INVESTMENTS (Cost $136,500)	136,500
		TOTAL INVESTMENTS - 99.9% (Cost $104,403,771)	123,767,568
		Other Assets in Excess of Liabilities - 0.1%	77,692
		NET ASSETS - 100.0%	$123,845,260

	Percentages are stated as a percent of net assets.
	(a)	Annualized seven-day yield as of November 30, 2019.
	REIT -	Real Estate Investment Trust

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 123,631,068	$ -	$ -	$ 123,631,068
Short-Term Investments	136,500	-	-	$ 136,500
Total Investments in Securities	$ 123,767,568	$ -	$ -	$ 123,767,568

^See Schedule of Investments for industry breakouts.
For the period ended November 30, 2019, the Fund did not recognize any transfers into or out of Level 3.